Offerings - Offering: 1	Feb. 25, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 47,055,185.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,498.32
Offering Note	Calculated as the aggregate maximum purchase price for Class S common shares of beneficial interest, par value $0.01 per share, of KKR FS Income Trust Select ("Shares"), based upon the net asset value per Share as of January 31, 2026 of $25.51. This amount is based upon the offer to purchase up to 1,844,578 Shares. Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.